Other investments - Schedule of other investments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Other current investments	$ 578	$ 280
Other non-current investments	2,670	2,544
Other investments
Disclosure of financial assets [line items]
Other current investments	0	0
Other non-current investments	1,040	717
Contingent consideration [member]
Disclosure of financial assets [line items]
Other current investments	364	237
Other non-current investments	1,522	1,680
Other
Disclosure of financial assets [line items]
Other current investments	214	43
Other non-current investments	$ 108	$ 147